TAX CREDITS	12 Months Ended
Dec. 31, 2017
TAX CREDITS
TAX CREDITS

NOTE 7 — TAX CREDITS

	2017	2016
Current
ICMS (state VAT)	155,096	130,718
Social security financing	91,229	173,453
Financing of social integration program	20,242	35,135
IPI (federal VAT)	59,982	48,751
IVA (value-added tax)	48,139	85,674
Others	27,741	30,698

	402,429	504,429

Non-current
ICMS (state VAT)	26,135	50,757
Social security financing	360	2,294
Financing of social integration program and Others	4,346	3,652

	30,841	56,703

	433,270	561,132

The estimates of realization of non-current tax credits are as follows:

	2017	2016
2018	—	33,840
2019	18,017	14,334
2020	7,062	8,529
2021 on	5,762	—

	30,841	56,703